Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transaction, Due from (to) Related Party
Related parties transactions
	Year ended December 31,
	2015	2014	2013
Included in voyage expenses
Charter hire commissions (a)	$1,821	$1,363	$1,011

Included in general and administrative expenses
Executive services fee (d)	$599	$803	$—
Administrative services fee (e)	$120	$134	$—

Management fees-related party
Management fees (a)	$4,870	$3,566	$2,737

Related parties balances
	Year ended December 31,
	2015	2014
Assets:
Working capital advances granted to the Manager (a)	$460	$889
Security deposits to Manager (a)	$1,350	$1,125

Liabilities included in Due to related party:
Executive service charges due to Manager (d)	$—	$135
Administrative service charges due to Manager (e)	$30	$—
Other Partnership expenses due to Manager	$200	$7
Total liabilities due to related party, current	$230	$142
Credit financing balance due to Sponsor (c)	$35,000	$—
Total liabilities due to related party, non-current	$35,000	$—